Equity - Schedule of Movements in Ordinary Shares (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements in Ordinary Shares [Line Items]
Balance at beginning (in Shares)	460,367,051	339,313,037	255,433,248
Balance at beginning	$ 100,681,716	$ 97,230,329	$ 86,758,783
Balance at ending (in Shares)	2,364,949,502	460,367,051	339,313,037
Balance at ending	$ 176,558,493	$ 100,681,716	$ 97,230,329
Transaction costs arising on share issues (in Shares)
Transaction costs arising on share issues value	$ (3,858,697)	$ (2,633,140)	$ (1,330,344)
2022-10-25 [Member] | Institutional Entitlement [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			39,878,805
Issue of ordinary shares value			$ 5,583,033
2022-10-26 [Member] | Issue of Forfeiture Shares [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			1,149,417
Issue of ordinary shares value			$ 196,550
2022-11-25 [member] | Pursuant to Rights Issue [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			32,073,235
Issue of ordinary shares value			$ 4,490,253
2023-03-03 [Member] | Pharma15 acquisition [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			10,412,934
Issue of ordinary shares value			$ 1,482,360
2023-04-28 [Member] | Employee Incentive Scheme [Member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)			365,398
Issue of ordinary shares value			$ 49,694
2023-12-08 [member] | Rights issue [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		30,197,244
Issue of ordinary shares value		$ 2,113,808
2023-12-14 [member] | Forfeiture shares as per employment contract [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		2,128,815
Issue of ordinary shares value		$ 223,526
2024-01-05 [member] | Lieu of cash for services rendered [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		1,200,013
Issue of ordinary shares value		$ 103,681
2024-01-31 [member] | Rights issue shortfall [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		18,714,145
Issue of ordinary shares value		$ 1,309,990
2024-02-09 [member] | Rights issue shortfall [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		1,950,000
Issue of ordinary shares value		$ 136,500
2024-02-14 [member] | Lind agreement [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		20,000,000
Issue of ordinary shares value
2024-03-04 [member] | Pharma15 acquisition [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		25,856,470
Issue of ordinary shares value		$ 1,297,022
2024-03-12 [member] | Lind agreement [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		5,769,231
Issue of ordinary shares value		$ 300,000
2024-04-15 [member] | Lind agreement [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		6,666,667
Issue of ordinary shares value		$ 300,000
2024-05-16 [member] | Lind agreement [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)		8,571,429
Issue of ordinary shares value		$ 300,000
2024-07-01 [member] | Issue of securities [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	597,130,727
Issue of ordinary shares value	$ 23,885,229
2024-08-21 [member] | Tranche 2 placement shares [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	858,056,603
Issue of ordinary shares value	$ 34,322,264
2024-08-21 [member] | Tranche 2 placement shares [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	14,031,195
Issue of ordinary shares value	$ 561,248
2024-08-23 [member] | Lantheus investment [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	149,625,180
Issue of ordinary shares value	$ 7,481,259
2024-09-13 [member] | Issue of placement shares [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	93,750,000
Issue of ordinary shares value	$ 3,750,000
2024-12-13 [member] | Achievement of a milestone [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	20,594,438
Issue of ordinary shares value	$ 741,400
2024-12-16 [member] | Forfeiture shares [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	7,091,615
Issue of ordinary shares value	$ 219,840
2025-01-20 [member] | Issue of placement shares to Lantheus [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	133,333,333
Issue of ordinary shares value	$ 8,000,000
2025-06-12 [member] | Milestone payments [member]
Schedule of Movements in Ordinary Shares [Line Items]
Issue of ordinary shares (in Shares)	30,969,360
Issue of ordinary shares value	$ 774,234